Shareholder Report, Average Annual Return (Details) 195090_AAM Todd International Intrinsic Value ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	9 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
AAM Todd International Intrinsic Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Todd International Intrinsic Value ETF NAV
Average Annual Return, Percent		20.28%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		19.01%